NOTE 5 - STOCK OPTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
NOTE 5 - STOCK OPTIONS

NOTE 5 – STOCK OPTIONS

During the nine months ended September 30, 2013, the Company issued 4,535,714 warrants as part of the offering of the senior secured convertible notes. During the nine months ended September 30, 2013, 800,000 warrants were exercised for cash proceeds of $120,000. During the nine months ended September 30, 2013, 100,000 stock options were exercised for cash proceeds of $11,000. During the nine months ended September 30, 2013, 900,000 stock options were exercised through a cashless exercise of options resulting in the issuance of 639,606 shares of common stock.

During the nine months ended September 30, 2012, stock options representing 150,000 shares at $0.05 per share were exercised. No warrants were exercised.

Stock Warrants and Options
Stock warrants/options outstanding and exercisable on September 30, 2013 are as follows:

Exercise Price per Share		Shares Under Option/warrant	Remaining Life in Years

	Outstanding
	$1.00	4,535,714	4.46
	$0.35	212,500	0.25
	$0.20	100,000	0.25
	$0.19	200,000	4.25
	$0.15	737,500	1.25
	$0.115	300,000	4.08
	$0.11	150,000	1.55
	$0.076	7,500,000	0.50
$
	Exercisable
	$1.00	4,535,714	4.46
	$0.35	212,500	0.25
	$0.20	100,000	0.25
	$0.15	737,500	1.25
	$0.115	300,000	4.08
	$0.11	150,000	1.55
	$0.076	7,500,000	0.50

STOCK OPTIONS

During the year ended December 31, 2012, the Company issued 8,000,000 stock options to directors and officers of the Company. 7,500,000 stock options were issued as part of the employment agreement with it’s President and CEO, Thom Kidrin. The stock option allows Thom Kidrin to purchase 7,500,000 shares of the Company’s common stock at $0.076 per share per each individual option. The option allows. The options expire on March 31, 2014. The Company issued 300,000 stock options to Chris Ryan, the Company’s CFO. The stock option allows Chris Ryan to purchase 300,000 shares of the Company’s common stock at $0.0115 per share per each individual option. The options expire on September 30, 2017. The Company issued 100,000 shares to each of the Company’s directors, Bernard Stolar and Robert Fireman. The stock options allow each director to purchase 100,000 shares of the Company’s common stock at $0.0115 per share per each individual option. The options expire on September 30, 2017. The Company did not grant any registration rights with respect to any shares of common stock issuable upon exercise of the options.

During the period ended December 31, 2012, the Company recorded an expense of $705,918, equal to the estimated fair value of the options at the date of grants. The fair market value was calculated using the Black-Scholes options pricing model, assuming approximately 1.6% risk-free interest, 0% dividend yield, 279% volatility, and expected life of 1.5 years for Mr Kidrin’s options and 4.5 years for the remaining options.

No stock options were issued in the year ended December 31, 2011.

During the year ended December 31, 2011, 1,160,804 warrants were exercised and 928,529 stock options were exercised for cash proceeds of $118,446 and $58,000, respectively.

Stock Warrants and Options
Stock warrants/options outstanding and exercisable on December 31, 2012 are as follows:

Exercise Price per Share	Shares Under Option/warrant	Remaining Life in Years

Outstanding
$0.35	212,500	1.00
$0.20	300,000	1.00
$0.15	1,537,500	2.00
$0.115	500,000	4.83
$0.11	150,000	2.30
$0.11	300,000	.30
$0.076	7,500,000	1.25
$0.05	600,000	.85

Exercisable
$0.35	212,500	1.00
$0.20	300,000	1.00
$0.15	1,537,500	2.00
$0.11	150,000	2.30
$0.11	300,000	.30
$0.076	7,500,000	1.25
$0.05	600,000	.85